3. CHANGES IN ACCOUNTING POLICIES (Details 2) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue	$ 902,932	$ 927,407	$ 930,854
Operating expenses	(185,827)	(187,687)	(174,923)
Depreciation	(224,851)	(221,058)	(224,773)
Operating income	468,692	498,234	500,903
Interest expense	(237,786)	(200,144)	(198,815)
Loss before tax	(29,880)	585,298	376,806
Tax expense	(61,056)	(80,245)	(83,906)
Net loss	(90,936)	$ 505,053	$ 292,900
IFRS 15 [Member]
Revenue	19,512
Operating expenses	20,558
Depreciation	160
Operating income	40,230
Interest expense	(25,328)
Loss before tax	14,902
Tax expense	(4,301)
Net loss	10,601
Balance Without the Adoption of IFRS 15 [Member]
Revenue	883,420
Operating expenses	(206,385)
Depreciation	(225,011)
Operating income	428,462
Interest expense	(212,458)
Loss before tax	(44,782)
Tax expense	(56,755)
Net loss	$ (101,537)